Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes
11. INCOME TAXES
Income Tax Provision
Income before income tax is comprised of the following:

	Year Ended December 31
	2023	2024	2025
	US$	US$	US$
Cayman	(17,082)	(5,305)	(21,802)
Income recorded in Hong Kong	23,741	34,983	14,208
Income from other foreign operations	54,389	77,731	147,721

Income before taxes	61,048	107,409	140,127

The components of income tax provision (benefit) were as follows:

	Year Ended December 31
	2023	2024	2025
	US$	US$	US$
Current taxes:
Hong Kong taxes — current	3,983	5,428	1,728
Foreign taxes — current	3,764	13,154	15,937

Total current taxes	7,747	18,582	17,665
Deferred taxes:
Hong Kong taxes — deferred	—	—	—
Foreign taxes — deferred	428	(422)	(173)

Total deferred taxes	428	(422)	(173)

Income tax expense	8,175	18,160	17,492

Effective tax rate	13.4%	16.9%	12.5%
Effective Tax Rate Reconciliation
The Company adopted ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, on a prospective basis. The Company consists of a Cayman Islands parent company with various foreign and U.S. subsidiaries. Under the current laws of Cayman Islands, the Company is not subject tax on its income. The Company conducts its core business activities across East Asia, including China, Hong Kong, Macau, and Taiwan. The Hong Kong statutory income tax rate of
16.5%
reflects the Company’s economic and administrative center and most closely approximates the Company’s effective tax rate across its principal operating jurisdictions. While applicable statutory tax rates vary among these jurisdictions and may be subject to preferential regimes or adjustments, management believes that the Hong Kong statutory income tax rate provides the most representative measure of the Company’s overall tax profile. Accordingly, for purposes of reconciling statutory tax rate to effective income tax rate pursuant to ASU 2023-09, the Company has evaluated and determined to apply Hong Kong statutory tax rate of 16.5%, starting from 2025. The statutory tax rates in the jurisdictions the Company operates range from
12% to 21%. For the year ended December 31, 2025, the Company’s effective tax rate was 12.5%, a decrease from 13.4% and 16.9% in 2023 and 2024, respectively,

primarily due to changes in the proportional income earned by operations in key jurisdictions. Effective tax rates in each jurisdiction are generally lower than statutory rates due to tax credits for research and development and other tax incentive programs and are
determined by different government policies in each of the jurisdictions where the Company operates.
A reconciliation of the Hong Kong statutory rate of 16.5% to the Company’s effective tax rate for the year ended December 31, 2025 was as follows :

	2025
	US$	%
Tax at Hong Kong Statutory Rate	23,121	16.5
Other Jurisdiction Tax Effects
Cayman Islands
Statutory tax rate difference between Hong Kong and Cayman Islands	(3,482)	(2.5)
Nontaxable or nondeductible items	7,078	5.1
Other	290	0.2
Macau
Statutory tax rate difference between Hong Kong and Macau	(2,075)	(1.5)
Other	(131)	(0.1)
China
Statutory tax rate difference between Hong Kong and China	3,154	2.3
Tax Credits	(4,825)	(3.4)
Changes in Valuation Allowances	762	0.5
Other	(202)	(0.1)
U.S.
Statutory tax rate difference between Hong Kong and U.S.	(1,855)	(1.3)
Changes in Valuation Allowances	2,589	1.9
Other	31	0.0
Other Foreign Jurisdictions
Statutory tax rate difference between Hong Kong and Other Foreign Jurisdictions	1,046	0.8
Other	638	0.5
Changes in Unrecognized Tax Benefits	(8,647)	(6.2)

Provision for income taxes and effective tax rate	17,492	12.5

A reconciliation of the Company’s income tax expense at Cayman statutory rate and provision for income tax prior to adoption of ASU 2023-09 is shown below:

	2023	2024
	US$	US$
Tax expense at Cayman statutory rate	—	—
Differences between Cayman and other statutory tax rates	9,979	16,107
Permanent differences	206	365
Temporary differences	(1,614)	(2,703)
Alternative minimum tax	1	1
Income tax on undistributed earnings	—	193
Net changes in income tax credit	(205)	(101)
Net changes in valuation allowance of deferred income tax assets	3,260	5,014
Net operating loss carryforwards	(1,805)	497
Liabilities related to unrealized tax benefits	5,482	(42)
Adjustment of prior years’ taxes and others	(7,129)	(1,171)

Income tax expense	8,175	18,160

Income Taxes Paids
The following table presents income taxes paid, net of refunds received, for the year ended December 31, 2025.

Year ended December 31, 2025
US$
Hong Kong	5,729
Macau	10,078
Others	906

Total income tax paid, net of refunds	16,713

Deferred and Current Income Taxes
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts for income tax purposes.
Significant components of our deferred tax assets (liabilities) at the end of each period are as follows:

	December 31
	2024	2025
	US$	US$
Stock-based compensation	1,520	3,090
Allowance for sales return	1,024	472
Inventory reserve	3,122	1,939
Foreign currency translation	(126)	7
Property and equipment	(628)	(568)
Investment tax credits	3,596	3,603
Net operating loss carryforwards	21,607	24,636
Others	6,563	7,228
Valuation allowance	(27,800)	(31,356)

Net deferred tax assets	8,878	9,051

The valuation allowance shown in the table above relates to net operating loss carryforwards, tax credits and temporary differences for which the Company believes that realization is uncertain. Valuation allowance increased by US$4,680 thousand and US$3,556 thousand for the year ended December 31,
2024 and
2025, respectively. The increase in valuation allowance in 2024 and 2025 had been based on all information that is currently available
, particularly the earnings history and forecasts of future taxable income in each respective jurisdiction.
As of December 31, 2025, the Company’s U.S. federal net operating loss carryforwards for federal income tax purposes were approximately US$23,605 thousand as of December 31, 2025, expiring at various times starting from 2026 through 2037 for federal losses generated through December 31, 2017, if not utilized. As a result of the U.S. Tax Cuts and Jobs Act (TCJA), all federal net operating losses of US$27,848 thousand that are generated beginning January 1, 2018 and beyond will carryforward indefinitely.
As of December 31, 2025, the Company’s U.S. federal and state research and development tax credit carryforwards for federal and state income tax purposes were approximately US$2,205 thousand and US$1,398 thousand, respectively. If not utilized, the federal tax credit carryforwards will expire starting in 2045, while the state tax credit carryforward has no
expiration date in California.

Current U.S. federal and California state laws include substantial restrictions on the utilization of net operating losses and credits in the event of an “ownership change” of a corporation. Accordingly, the Company’s ability to utilize net operating loss and tax credit carryforwards may be limited as a result of such “ownership change”. Such a limitation could result in the expiration of carryforwards before they are utilized.
As of December 31, 2025, the Company had accumulated undistributed earnings from a foreign subsidiary of US$569 million. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
Unrecognized Tax Benefit
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	Year Ended December 31
	2023	2024	2025
	US$	US$	US$
Balance, beginning of year	37,105	43,764	43,584
Increases in tax positions taken in current year	16,054	4,376	6,328
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(9,395)	(4,556)	(14,654)

Balance, end of year	43,764	43,584	35,258

At December 31, 2025, the Company had US$35,258 thousand of unrecognized tax benefits that if recognized would affect the effective tax rate. For the year ended December 31, 2023 the total amount of interest expense and penalties related to uncertain tax positions recorded in the provision for income tax expense was approximately US$1,072 thousand. For the years ended December 31, 2024 and 2025, the Company derecognized approximately US$1,053 thousand and US$ 465 thousand, respectively
,
for the interest expense and penalties
previously
accrued because of a lapse in the statute of limitations. The total amount of accrued interest and penalties recognized as of December 31, 2024 and 2025 was US$6,797 thousand and US$6,332 thousand, respectively. The Company does not expect uncertain tax positions to change in the next twelve months, except in the case of settlements with tax authorities, the likelihood and timing of which are difficult to estimate.
The Company files income tax returns in the U.S. and foreign jurisdictions. The following table summarizes the Company’s major jurisdictions and tax years that remain subject to examination by tax authorities as of December 31, 2025:

Tax Jurisdiction	Tax Years
China	2022 and onward
Hong Kong	2022 and onward
Taiwan	2020 and onward
United States	2020 onward